Equity Method Investment (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 22, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2019	Jan. 18, 2019	Oct. 12, 2018
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	1
Equity investment		$ 173,298	$ 92,281	$ 0
Payments to Acquire Equity Method Investments		1,500	100,000	0
Proceeds from Sale of Equity Method Investments		(1,547)	0	0
Dividends, Stock		(33,699)	0
Gain (Loss) on Investments		114,716	(7,719)
Investment in 2020 Bulkers, Change in Fair Value		$ 47	0	0
Equity Method Investment, Quoted Market Value			92,281
Investment Owned, Balance, Shares		4,400,000				5,400,000	54,100,000
Equity Method Investment, Ownership Percentage		7.60%					10.90%
Proceeds from Dividends Received		$ 2,163	541	$ 0
Equity investment, aggregate cost					$ 1,500
Equity investment owned, balance, shares					166,667
Scorpio Tankers [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments		0	100,000
2020 [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments			0
Scorpio Tankers [Member]
Schedule of Equity Method Investments [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.0138
Equity investment		$ 173,298	$ 92,281
Investment Owned, Balance, Shares							54,100,000
Equity Method Investment, Ownership Percentage							10.90%